COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Capital expenditure incurred	¥ 14,604	¥ 24,426